Shareholders’ Equity - Summary of Fair Value Options Granted (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity Note [Abstract]
Fair value per option (per share)	$ 2.61	$ 2.30
Risk-free interest rate (percent)	1.54%	1.48%
Expected life (years)	6 years	6 years
Expected volatility (percent)	25.40%	24.84%
Annual dividend per share (per share)	$ 0.96	$ 0.96
Forfeiture rate (percent)	0.00%	0.00%